UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012
                                               --------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):     /__/ is a restatement.
                                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SILVER LAKE GROUP, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen M. King
Title:         Managing Director and Chief Legal Officer
Phone:         (650) 233-8158

Signature, Place, and Date of Signing:


/s/ Karen M. King               Menlo Park, CA          May 8, 2012
-----------------               --------------          -----------
[Signature]                     [City, State]              [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/__/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/__/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $1,176,372 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name
---   --------------------    ----

1.                            Silver Lake Financial Associates, L.P.
2.    028-14019               Silver Lake Technology Associates II Cayman, L.P.
3.    028-14020               Silver Lake Technology Associates Sumeru, L.P.
4.    028-14670               Silver Lake Technology Associates III, L.P.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                       FOR QUARTER ENDED - MARCH 31, 2012



                                                                                                                  Voting Authority
Name of Issuer             Title of         CUSIP         Value   Shrs or     SH/  Put/  Investment  Other     --------------------
                           Class                       (x $1000)  prn amt     PRN  Call  Discretion  Managers  Sole   Shared   None
-------------------------  -----------      -----      ---------  -------     ---  ----  ----------  --------  ---- ---------- ----

AVAGO TECHNOLOGIES LTD     SHS              Y0486S104  $379,035    9,726,326  SH         OTHER           2           9,726,326
GROUPON INC                COM CL A         399473107  $116,366    6,331,116  SH         OTHER           4           6,331,116
HERCULES OFFSHORE INC      NOTE 3.375% 6/0  427093AD1   $16,195   16,400,000  PRN        OTHER           1          16,400,000
HUTCHINSON TECHNOLOGY INC  NOTE 8.500% 1/1  448407AG1    $9,329   13,292,000  PRN        OTHER           1          13,292,000
NXP SEMICONDUCTORS N V     COM              N6596X109  $426,085   16,012,220  SH         OTHER           2          16,012,220
PMC-SIERRA INC             NOTE 2.250% 10/1 69344FAD8    $5,125    5,000,000  PRN        OTHER           1           5,000,000
POWER ONE INC              COM              73930R102   $79,625   17,500,000  SH         OTHER           3          17,500,000
POWERWAVE TECHNOLOGIES INC COM NEW          739363307      $579      282,681  SH         OTHER           1             282,681
POWERWAVE TECHNOLOGIES INC NOTE 3.875% 10/0 739363AF6    $1,498    3,104,000  PRN        OTHER           1           3,104,000
QUANTUM CORP               NOTE 3.500% 11/1 747906AG0    $3,652    3,625,000  PRN        OTHER           1           3,625,000
SPANSION INC               COM CL A         84649R200  $138,883   11,402,557  SH         OTHER          1,3         11,402,557